GENERAL	12 Months Ended
Dec. 31, 2025
General
GENERAL

NOTE 1: GENERAL

a.	A general description of the Company and its activity:

BrainsWay Ltd. (the “Company”) is a leader in advanced non-invasive neurostimulation treatments for mental health disorders. The Company is advancing neuroscience with its proprietary Deep Transcranial Magnetic Stimulation (Deep TMS™) platform technology to improve health and transform lives. The Company has obtained from the U.S. Food and Drug Administration (FDA) three cleared indications backed by pivotal studies demonstrating clinically proven efficacy. Current indications include MDD (Major Depressive Disorder), obsessive-compulsive disorder (OCD), and smoking addiction.

The Company received its first commercial Deep TMS product clearance from the FDA in 2013, for the treatment of MDD in adult patients who have failed to achieve satisfactory improvement from anti-depressant medication. In April 2021, the Company received FDA clearance for a shorter innovative MDD treatment and in August 2021, the Company received an additional clearance from the FDA for expansion of the existing MDD clearance to include the non- invasive treatment of anxiety symptoms. In 2022, the Company extended its FDA clearance for MDD (including anxious depression) to our H7 Coil, also via the 510(k) process. In May 2024, the FDA cleared an expansion of the Company’s MDD clearance allowing for the treatment of patients with late life depression. The expanded clearance covers MDD patients ages 22 to 86, changing the previous upper age limit of 68. In November 2025 the FDA cleared an expanded labeling of the Company’s system to treat adolescent (ages 15-21) MDD indications as an adjunct therapy. Also in 2025, the Company obtained an expansion of its clearance to cover an accelerated treatment protocol for MDD. Our Deep TMS system for MDD is currently marketed to and installed at psychiatrists’ offices and other facilities principally in the United States and in certain other countries throughout the world.

The Company received de novo clearance from the FDA in August 2018 for use of its Deep TMS an adjunct therapy for adult patients suffering from OCD, and a clearance from the FDA in August 2020 for use of its Deep TMS system as an aid in short-term smoking cessation in adults.

The Company and its wholly owned subsidiaries, BrainsWay, Inc. (“Inc”), Brain R&D Services Ltd. (“Brain R&D”), BrainsWay USA Inc (“USA Inc”) and Tikva LLC (“Tikva”) (collectively the “Group”), derive revenues from the sale and lease of its systems and from related services.

b.	The Company has an operating income of $4,323 for the year ended December 31, 2025. The Company’s management and board of directors believe that the Company has sufficient funding to finance its business activity according to its plans in the foreseeable future.